Financial Risk Management Objectives and Policies - Amounts Related to Items Designated as Hedging Instrument (Details) € in Thousands	12 Months Ended
Sep. 30, 2023 EUR (€)
Disclosure of detailed information about hedged items [line items]
Carrying value	€ 1,840,567
USD Term Loan
Disclosure of detailed information about hedged items [line items]
Nominal value	375,000
Carrying value	€ 368,701
Line item in the statement of financial position	Loans and borrowings
Change in fair value used for measuring ineffectiveness for the period	€ 1,611
Change in value of hedging instrument recognized in OCI	€ 1,611